Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		$ 489
Currency translation adjustment
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax		(43)	$ 25
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax	[1]	(41)	50	$ 18
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[2]	(8)	214	179
Other
Intercompany available-for-sale investments			0
Accumulated other comprehensive income, end of the period		481	489
Income tax relating to exchange differences on translation of other comprehensive income		0	0	11
Income tax relating to hedges of net investments in foreign operations of other comprehensive income		0	2	5
Net impact related to cash flow hedges		(12)	(108)	51
Income tax relating to net actuarial gains (losses)		5	(4)	4
Reserve of exchange differences on translation
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(26)	(1)
Currency translation adjustment
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax		84	(89)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax		(41)	64
Other
Accumulated other comprehensive income, end of the period		17	(26)	(1)
Income tax relating to exchange differences on translation of other comprehensive income		0	11
Income tax relating to hedges of net investments in foreign operations of other comprehensive income		0	4
Reserve of cash flow hedges [member]
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		562	456
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of tax		(54)	106
Other
Accumulated other comprehensive income, end of the period		508	562	456
Net impact related to cash flow hedges		(12)	108
Reserve of remeasurements of defined benefit plans [member]
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(44)	(38)
Employee future benefits
Net actuarial gains (losses) on defined benefit plans, net of tax		15	(6)
Other
Accumulated other comprehensive income, end of the period		(29)	(44)	(38)
Income tax relating to net actuarial gains (losses)		(5)	4
Other reserves [member]
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(3)	(18)
Other
Change in ownership of TransAlta Renewables		4	4
Intercompany available-for-sale investments			11
Accumulated other comprehensive income, end of the period		$ (15)	$ (3)	$ (18)

[1]	(5) Net of income tax of nil for the year ended Dec. 31, 2018 (2017 - 2 million expense, 2016 - 5 million expense).
[2]	(7) Net of income tax recovery of 1 million for the year ended Dec. 31, 2018 (2017 - 77 million recovery, 2016 - 92 million expense).